Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) (Parenthetical)	Apr. 17, 2025	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024
Statement of changes in equity [abstract]
Reverse stock split	one (1) for five hundreds (500) reverse stock split	1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split